Summary of Significant Accounting Policies - Impairment of long-lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment of long-lived assets
Impairment loss	$ 0	$ 0	$ 0